Financial instruments risk management (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₪ 137,466	$ 37,901	[1]	₪ 150,607	$ 41,523	[1]	₪ 195,718	₪ 201,822
Financial assets at fair value through profit or loss	46,143	12,722	[1]	44,113
Lease liabilities	2,207	$ 608		3,478	$ 959		₪ 4,198
Fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0			0
Financial assets at fair value through profit or loss	148,306			160,875
Trade and other receivables	0			0
Total financial assets	148,306			160,875
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	137,466			150,607
Financial assets at fair value through profit or loss	0			0
Trade and other receivables	170,543			170,794
Total financial assets	308,009			321,401
Trade payables	21,622			24,842
Lease liabilities	2,206			3,478
Total financial liabilities	₪ 23,828			₪ 28,320

[1]	Convenience Translation into US Dollars.